Exploration and Evaluation Assets (Tables)	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Disclosure of detailed information about exploration and evaluation assets [Table Text Block]
	September 1,		Impairment	August 31,
	2017	Expenditures	Loss	2018

Separation Rapids Lithium Project (a)	$9,523,610	$1,487,340	$-	$11,010,950
East Kemptville Tin-Indium Project (b)	5,322,422	505,102	-	5,827,524
Other (d)	15,000	20,760	-	35,760

	$14,861,032	$2,013,202	$-	$16,874,234

	September 1,		Impairment	August 31,
	2018	Expenditures	Loss	2019

Separation Rapids Lithium Project (a)	$11,010,950	$511,188	$-	$11,522,138
East Kemptville Tin-Indium Project (b)	5,827,524	315,087	(639,034)	5,503,577
Other (d)	35,760	3,728	-	39,488

	$16,874,234	$830,003	$(639,034)	$17,065,203